Deferred Policy Acquisition Costs - Progression of deferred policy acquisition costs (Details) - USD ($) $ in Millions		9 Months Ended	12 Months Ended
		Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
Deferred policy acquisition costs, beginning balance		$ 1,106	$ 1,014	$ 910	$ 860
Deferred policy acquisition costs, additions		177	229	224	198
Deferred policy acquisition costs, periodic amortization		(121)	(168)	(159)	(128)
Deferred policy acquisition costs, annuity unlocking			25	31	(22)
Deferred policy acquisition costs, change included in realized gains		6	6	8	2
Deferred policy acquisition costs, ending balance		1,168	1,106	1,014	910
Movement in Deferred Sales Inducements [Roll Forward]
Deferred sales inducements, beginning balance		110	119	129	147
Deferred sales inducements, additions		3	9	11	8
Deferred sales inducements, periodic amortization		(14)	(24)	(26)	(26)
Deferred sales inducements, annuity unlocking			4	4	(1)
Deferred sales inducements, change included in realized gains		1	2	1	1
Deferred sales inducements, ending balance		100	110	119	129
Movement in Present Value of Future Insurance Profits [Roll Forward]
Present value of future profits, beginning balance		46	55	66	77
Present value of future profits, periodic amortization		(6)	(9)	(11)	(11)
Present value of future profits, annuity unlocking			0	0	0
Present value of future profits, ending balance		40	46	55	66
Movement in Unrealized Gains (Losses) Related to Deferred Policy Acquisition Costs and Present Value of Future Profits [Roll Forward]
Unrealized investment gains (losses), beginning balance	[1]	(265)	(234)	(525)	(336)
Unrealized investment gains (losses), change in unrealized	[1]	(193)	(31)	291	(189)
Unrealized investment gains (losses), ending balance	[1]	(458)	(265)	(234)	(525)
Movement Analysis of Deferred Policy Acquisition Costs and Present Value of Future Profits [Roll Forward]
Deferred policy acquisition costs and present value of future profits, beginning balance		997	954	580	748
Deferred policy acquisition costs and present value of future profits, additions		180	238	235	206
Deferred policy acquisition costs and present value of future profits, periodic amortization		(141)	(201)	(196)	(165)
Deferred policy acquisition costs and present value of future profits, annuity unlocking			29	35	(23)
Deferred policy acquisition costs and present value of future profits, change included in realized gains		7	8	9	3
Deferred policy acquisition costs and present value of future profits, change in unrealized		(193)	(31)	291	(189)
Deferred policy acquisition costs and present value of future profits, ending balance		850	997	954	580
Excluding Unrealized Gains
Movement Analysis of Deferred Policy Acquisition Costs and Present Value of Future Profits [Roll Forward]
Deferred policy acquisition costs and present value of future profits, beginning balance		1,262	1,188	1,105	1,084
Deferred policy acquisition costs and present value of future profits, ending balance		$ 1,308	$ 1,262	$ 1,188	$ 1,105

[1]	Unrealized adjustments to DPAC includes net unrealized gains/losses on securities and net unrealized gains/losses on cash flow hedges.